SEGMENT INFORMATION	12 Months Ended
Feb. 28, 2015
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

        The Group is mainly engaged in after-school tutoring in the PRC. The Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer who reviews results of operations by geographic location (i.e. city rather than learning centers), each location constituting a subsidiary of the Group, when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group has determined that each location represents an operating segment. However, under the aggregation criteria set forth in the U.S. GAAP with respect to segment reporting, the Group operates in only one reportable segment as all of its operating segments have similar economic characteristics and provide the same tutoring services.